Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 11 - SHAREHOLDERS' EQUITY

A.	The rights of Ordinary Shares are as follows:

The Ordinary Shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

B.	Issuance of shares, warrants and options

1.	Private placements

(a)	During 2016, the Company raised USD 6,835 (gross) through private placements of its Ordinary Shares. The Company issued a total of 15,050,032 Ordinary Shares (NIS 1.75 per share, approximately $0.45 per share), and a total of 12,022,835 Series A warrants, 13,565,691 Series B warrants and 3,178,557 Series E warrants at an exercise price of NIS 3, NIS 4, NIS 3, respectively, to purchase 1 Ordinary Share for every share purchased in the private placement agreements. After deducting closing costs and fees, the Company received net proceeds of approximately USD 6,245.

In accordance with ASC 815, “Derivatives and hedging”, as the exercise price of Series A warrants and Series B warrants and Series E warrants is denominated in a currency other than the Company’s functional currency, the warrants were recorded in liabilities at their fair value as of the date of issuance, in the total amount of USD 1,978. Issuance expenses attributable to the warrants were recorded in the statements of operations. The remainder of the proceeds, allocated to the Ordinary Shares issued, in the amount of USD 4,444, net of issuance expenses attributable to the Ordinary Shares, was recorded in equity.

As of December 31, 2019, the Series A warrants were exercised in full, the outstanding balance of Series B warrants and Series E warrants in a total of 11,781,552 and 2,687,197, respectively, expired (see note 10).

(b)	On March 29 and April 23, 2017, the Company raised USD 11,645 (gross) through three private placements of its Ordinary Shares. The Company issued as follows:

(1)	A total of 12,363,413 Ordinary Shares, (NIS 1.90 per share, approximately $0.52 per share) and a total of 12,784,331 Series F warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.80 per share which are exercisable until the 24 month anniversary of the date of issuance.

(2)	A total of 6,580,945 Ordinary Shares, (NIS 2.10 per share, approximately $0.58 per share) and a total of 6,736,183 Series F warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.80 per share which are exercisable until the 24 month anniversary of the date of issuance.

(3)	A total of 2,083,332 Ordinary Shares, (NIS 2.40 per share, approximately $0.66 per share) and a total of 1,051,665 Series G warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.95 per share which are exercisable until the 18 month anniversary of the date of issuance.

After deducting closing costs and fees, the Company received net proceeds of approximately USD 10,745.

1,001,665 Series G warrants expired on October 26, 2018.

On February 18, 2019, the Company modified the expiration date of 12,296,976 and 6,736,183 outstanding Series F warrants from March 28, 2019, and April 23, 2019, respectively, both to December 31, 2019.

On December 29, 2019, the Company modified the expiration date of the outstanding Series F warrants from December 31, 2019 to June 30, 2020.

As of December 31, 2019, the outstanding balance of Series F warrants is 18,917,985.

(c)	On June 21 and June 25, 2018, the Company raised USD 12,351 (gross) through a private placement of its Ordinary Shares with several leading Israeli institutional investors and several private investors. The Company issued a total of 21,963,411 Ordinary Shares, (NIS 2.05 per share, approximately $0.56 per share). In addition, the Company issued Series F-1 warrants to purchase 22,067,679 Ordinary Shares at an exercise price of $0.80 per share, exercisable until the 24 month anniversary of the date of issuance.

After deducting closing costs and fees, the Company received net proceeds of approximately USD 11,208.

As of December 31, 2019, the outstanding balance of Series F-1 warrants is 22,067,679.

(d)	On January 27, 2019, the Company entered into a development agreement for manufacturing and engineering consulting services, and an investment agreement with RH Electronics Ltd. (“RH”). According to the agreement, RH purchased 1,233,333 Ordinary Shares for a total consideration of USD 1,000 at a price per share of NIS 3 (approximately $1.23 per share).

2.	Public Offering

On March 19, 2019, the Company raised USD 6,150 (gross) through a public offering of its ADSs. The Company issued a total of 4,100,000 ADSs (20,500,000 Ordinary Shares) at $1.50 per ADS. After deducting closing costs and fees, the Company received proceeds of approximately USD 5,521, net of issuance expenses.

3.	Shares and warrants to service providers:

(a)	Shares granted to service providers:

On November 12, 2017, the Company issued 50,000 Ordinary Shares to a service provider. The Company recorded in its 2017 statement of comprehensive loss an expense of USD 53 in respect of such grant, included in general and administrative expenses.

On February 14, 2018, the Company issued 25,000 Ordinary Shares to a service provider. The Company recorded in its 2018 statement of comprehensive loss an expense of USD 19 in respect of such grant, included in general and administrative expenses.

On July 2, 2019, the Company issued 130,342 Ordinary Shares to a service provider. The Company recorded in its 2019 statement of comprehensive loss an expense of USD 50 in respect of such grant, included in general and administrative expenses.

(b)

Warrants and Options granted to service providers:

The fair value for the warrants granted to service providers was estimated on the measurement date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions: weighted average volatility of 75.7%, risk free interest rates of 0.51%, dividend yields of 0% and a weighted average life of the options of one – 2.6 years.

(1)	On March 1, 2016, the Company granted to a management consulting service provider 1,000,000 options to purchase 1,000,000 Ordinary Shares at an exercise price of NIS 3 (approximately $0.77 at the grant date). These options vest in eight quarterly tranches over a period of two years (consistent with the contractual term of the service) and expire three years from the vesting date in relation to each tranche. The Company recorded in its 2018 and 2017 statement of comprehensive loss an expense of USD 37 and USD 227, respectively, in respect of such grant, included in general and administrative expenses.

(2)	On March 29 and April 23, 2017, the Company granted to an intermediator in its March and April 2017 private placements 576,156 Series F warrants to purchase 576,156 Ordinary Shares at an exercise price of USD 0.80. These options expire 24 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placements, the relating compensation costs were recorded in equity with no impact on the statement of comprehensive loss. As of December 31, 2019, the outstanding balance of Series F warrants is 430,127.

(3)	On April 23, 2017, the Company granted to an intermediator in its April 2017 private placement 10,000 Series G warrants to purchase 10,000 Ordinary Shares at an exercise price of USD 0.95. These options expire 18 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placement, the relating compensation costs were recorded in equity with no impact on the statement of comprehensive loss.

(4)	On February 1, 2017, the Company granted to two service providers 380,000 options to purchase 380,000 Ordinary Shares at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vested over the next 11 quarters until fully vested on September 30, 2019. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 9, USD 29 and USD 88, respectively, in respect of such grant, included in general and administrative expenses.

(5)	On April 19, 2017, the Company granted to several service providers options to purchase a total of 220,000 Ordinary Shares at an exercise price of NIS 1.95 (approximately $0.45 per share at the grant date). The options vested from 2017 through 2019. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 4, USD 9 and USD 71, respectively, in respect of such grant, included in general and administrative expenses.

(6)	On August 27, 2017, the Company granted to Magna’s employees options to purchase a total of 970,000 Ordinary Shares at an exercise price of NIS 3.57 (approximately $0.99 per share at the grant date). The options vested over 12 quarters until fully vested on December 31, 2019. On September 23, 2019, the Company approved a modification of outstanding options held by Magna’s employees from an exercise price of NIS 3.57 per share to an exercise price of NIS 1.95 (approximately $0.56) per share. The Company immediately recognized the additional fair value attributable to vested options of approximately USD 21, as stock compensation expenses. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 37, USD 43 and USD 112, respectively, in respect of such grant, included in research and development expenses.

(7)	On August 2017, the Company granted to several service providers options to purchase a total of 550,000 Ordinary Shares at an exercise price of NIS 6.96 (approximately $1.97 per share at the grant date). The options vested from 2017 through 2020. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 5, USD 17 and USD 14, respectively, in respect of such grant, included in marketing and sales and in general and administrative expenses.

(8)	On November 30, 2017, the Company granted to several service providers options to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 5.15 (approximately $1.47 per share at the grant date). The options vest from 2018 through 2020. On September 2, 2019, the Company approved a modification of the outstanding options from an exercise price of NIS 3.78 to an exercise price of NIS 1.95 (approximately $0.56 per share). The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 6, USD 3 and USD 3, respectively, in respect of such grant, included in general and administrative expenses.

(9)	On March 25, 2018, the Company granted to service provider options to purchase a total of 500,000 Ordinary Shares at an exercise price of NIS 3 (approximately $0.86 per share at the grant date). The options vested equally over a period of 4 quarters ending January 1, 2019. The Company recorded in its 2018 statement of comprehensive loss an expense of USD 78 in respect of such grant, included in general and administrative expenses.

(10)	On April 23, 2018, the Company granted to service provider options to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). The options vested as to one third of the options after one year and balance of the remaining options vest equally over eight quarters until fully vested on March 31, 2021. On March 20, 2019, the Company approved a modification of the outstanding options from an exercise price of NIS 3.78 to an exercise price of NIS 1.95 (approximately $0.56 per share). The Company recorded in its 2019 statement of comprehensive loss an expense of USD 5, in respect of such grant, included in marketing and sales.

(11)	On June 21 and June 25, 2018, the Company granted to an intermediator in its private placement 104,268 Series F-1 warrants to purchase 104,268 Ordinary Shares at an exercise price of USD 0.80. These options expire 24 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placement, the related compensation costs were recorded in equity with no impact on the statement of comprehensive loss. As of December 31, 2019, the outstanding balance of Series F-1 warrants is 104,268.

(12)	On July 17, 2019, the Company granted to service provider options to purchase a total of 25,000 Ordinary Shares at an exercise price of NIS 1.95 (approximately $0.56 per share at the grant date). The options vest equally over eight quarters until fully vested on March 31, 2021.

4.	Shares and options to employees

(a)	Incentive Plan

In November 2015, the Board of Directors of the Company authorized a share option plan (“2016 Equity Incentive Plan”). The 2016 Equity Incentive Plan provides for the grant of share options to service provider, employees and office holders of the Company. Awards may be granted under the 2016 Equity Incentive Plan until November 2025.

According to the 2016 Equity Incentive Plan, the aggregate number of Ordinary Shares that may be issued pursuant to awards will not exceed 15% of the Company’s capital on a fully diluted basis.

(b)	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

	As of December 31,
	2019	2018

Exercise price	$0.55	$1.02-$1.08
Expected volatility	66%-78%	66%-69%
Risk-free interest	0.29%-0.79%	0.48%-0.83%
Expected life of up to (years)	2.25-3.28	3.01-3.56

The following table summarizes the option activity for the year ended December 31, 2019 for options granted to employees, officers and directors:

	As of December 31,
	2019			2018
	Number of Options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Number of Options	Weighted average exercise price	Weighted Average remaining contractual term (in years)
Outstanding at beginning of period (a)	11,544,622	$0.76		10,541,954	$0.69
Granted (b)	3,775,000	$0.55		2,740,000	$1.06
Exercised	(1,200,000)	$0.08		(314,415)	$0.21
Forfeited	(1,270,834)	$0.78		(1,422,917)	$1.16
Outstanding at the end of period	12,848,788	$0.63	1.16	11,544,622	$0.76	1.49
Exercisable at the end of period	8,200,872		0.59	6,914,622		1.14

As of December 31, 2019, there was USD 614 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. This cost is expected to be recognized over a weighted-average period of 1.65 years.

(a)	Options Granted during 2016, 2017 and 2018

On April 17, 2016, the Company granted to its Chief Financial Officer options to purchase an aggregate of 1,794,205 Ordinary Shares at an exercise price of $0.08 per share. The options vested over 10 quarters until fully vested on June 30, 2018. The Company recorded in its 2018 and 2017 statements of comprehensive loss expenses of USD 173 and USD 346, respectively, each year in respect of such grant, included in general and administrative expenses.

On January 26, 2017, the Company granted to three members of its Board of Directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vested over 12 quarters until fully vested on September 30, 2019. On September 23, 2019, the Company approved an extension for an additional year of the respective exercise periods of 675,000 out of the 900,000 options to purchase the Company’s Ordinary Shares previously granted to its Board of Directors and vested during 2017 and 2018, so that the exercise period thereof will be four years. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 35, USD 45 and USD 56, respectively, in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to its Chief Executive Officer options to purchase an aggregate of 2,000,000 Ordinary Shares at an exercise price NIS 2.31 (approximately $0.64 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 459 each year, in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to three of its senior officers options to purchase an aggregate of 700,000 Ordinary Shares, each, at an exercise price NIS 1.95 (approximately $0.52 per share at the date grant). The options vested over 12 quarters until fully vested on December 31, 2019. The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 440, USD 527 and USD 615, respectively, in respect of such grant.

On August 27, 2017, the Company granted to four members of its Board of Directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 6.13 (approximately $1.7 per share at the grant date). The options vested over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other. On September 23, 2019, the Company approved an extension for an additional year of the respective exercise periods of 100,000 out of the 300,000 options to purchase the Company’s Ordinary Shares previously granted to one member of Board of Directors and vested during 2017 and 2018, so that the exercise period thereof will be four years. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 95, USD 102 and USD 107, respectively, in respect of such grant, included in general and administrative expenses.

On November 30, 2017, the Company granted to its Chief Operating Officer options to purchase an aggregate of 700,000 Ordinary Shares at an exercise price NIS 3.78 (approximately $1.08 per share at the date grant). The options vest over 12 quarters until fully vested on September 30, 2020. The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 105, USD 95 and USD 24, respectively, in respect of such grant, included in in research and development expenses.

During 2017, the Company granted to its employees options to purchase an aggregate of 2,175,000 Ordinary Shares at an average exercise price of $0.96 per share. The options vest over 12 quarters until fully vested.

On June 18, 2018, the Company issued options to purchase 100,000 Ordinary Shares to its chairman of the Board of Directors at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested on March 31, 2021. The Company recorded in its 2019 and 2018 statements of comprehensive loss an expense of USD 5 and USD 4, respectively, in respect of such grant, included in general and administrative expenses.

During 2018, the Company granted options to purchase 2,640,000 Ordinary Shares to its employees at an average exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested.

(c)	Options Granted during 2019

On March 20, 2019, in accordance with the terms of the Company’s 2016 Equity Incentive Plan, the Company’s Board of Directors approved a modification of outstanding options held by officers and employees that had an exercise price of NIS 3.78 per share and reduced the exercise price to NIS 1.95 per share. This resolution was effective from May 6, 2019, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $27, as stock compensation expenses. The additional fair value resulting from the modification, approximately $54, is being expensed over the remaining vesting period of the modified options.

During 2019, the Company issued options to purchase 2,575,000 Ordinary Shares to its employees at an exercise price of NIS 1.95 (approximately $0.54 per share at the grant date). One third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.

On September 23, 2019, the Company granted to four members of its Board of Directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.56 per share at the grant date). The options vest over 12 quarters until fully vested on July 31, 2022. The Company recorded in its 2019 statement of comprehensive loss an expense of USD 18, in respect of such grant, included in general and administrative expenses.

5.	Share Based Compensation Expense:

The total share-based compensation expense, related to Ordinary Shares, options granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended December 31,
	2019	2018	2017
	USD in thousands

Research and development	568	621	491
Marketing and sales	214	196	443
General and administrative	856	1,223	1,521
Total share-based compensation expense	1,638	2,040	2,455